The Authorization of the Consolidated Financial Statements	6 Months Ended
Jun. 30, 2025
The Authorization of the Consolidated Financial Statements [Abstract]
The authorization of the consolidated financial statements
2.	The authorization of the consolidated financial statements
The accompanying consolidated financial statements were authorized for issuance by the Audit Committee on August 14, 2025.